Derivative Financial Instruments and Off-balance sheet Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Limited partnership interests
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 198.2	$ 118.6
Mortgage loans
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 0	$ 4.0